Discontinued Operation - Schedule of Income from Discontinued Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Other expense
Income from discontinued operations	$ 18,192	$ 36	$ 2,618	$ 2,719
Wells [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales		51,200	86,100	155,700
Cost of sales		43,000	77,100	125,900
Gross profit		8,200	9,000	29,800
Operating expenses
Selling, general and administrative		(2,300)	(5,900)	(8,300)
Amortization of acquired intangible assets		(1,500)	(2,000)	(4,400)
Operating income		4,400	1,100	17,100
Other expense
Interest expense, net		(3,600)	(7,800)	(10,700)
Gain on sale	18,200		10,353
Miscellaneous, net		(600)	(1,100)	(1,800)
Income from discontinued operations before income taxes	18,200	200	2,600	4,600
Income tax expense		(200)		(1,900)
Income from discontinued operations	$ 18,200	$ 0	$ 2,600	$ 2,700